COST OF SALES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Sales [Line Items]
Cost of sales, standby costs	$ 13,438	$ 0
Inventory write-down	15,500	23,800
Cost incurred for marginal ore material	3,100
Jerritt Canyon [Member]
Disclosure Of Cost Of Sales [Line Items]
Inventory write-down	13,900	23,800
La Encantade [Member]
Disclosure Of Cost Of Sales [Line Items]
Inventory write-down	$ 1,600	$ 0